Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 513,087
2022	555,115
2023	602,867
2024	617,193
2025	336,651
Total undiscounted lease payments	2,624,913
Less: imputed interest	(274,471)
Total lease liabilities	$ 2,350,442	$ 1,121,393